Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
5.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks, other financial institutions and third party payment processors, which are unrestricted as to withdrawal or use. The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2018 and 2019:

	US$			US$ equivalent (RMB)			US$ Equivalent (Others)			Total in US$
	Overseas	PRC		Overseas	PRC		Overseas	PRC
		Non VIE	VIE		Non VIE	VIE		Non VIE	VIE
December 31, 2018	3,324,971	359,796	-	1,037,629	3,690,184	11,092	1,912,795	-	-	10,336,467
December 31, 2019	44,865,166	103,214	-	997,219	2,177,509	61,456	894,277	-	-	49,098,841